PROPERTY AND EQUIPMENT (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Depreciation	$ 19,715	$ 23,277	$ 76,860	$ 24,444